Loans and Borrowings (Details) - Schedule of Loans and Borrowings		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term borrowings:
Short-term borrowings		¥ 74,000,000	$ 10,422,682	¥ 61,000,000
Long-term loans and borrowings, current:
Long-term loans and borrowings, current		1,250,000	176,059	2,500,000
Long-term loans and borrowings, non-current:
Long-term loans and borrowings, non-current				1,250,000
Total		¥ 75,250,000		64,750,000
China CITIC Bank [Member]
Short-term borrowings:
Maturity (Months)		March, 2023 / September, 2024
Short-term borrowings		¥ 24,000,000		27,000,000
China CITIC Bank [Member] | Maximum [Member]
Short-term borrowings:
Annual Interest Rate		4.45%	4.45%
China CITIC Bank [Member] | Minimum [Member]
Short-term borrowings:
Annual Interest Rate		4.10%	4.10%
Bank of Ningbo [Member]
Short-term borrowings:
Annual Interest Rate		4.80%	4.80%
Maturity (Months)		June, 2023
Short-term borrowings				10,000,000
Bank of Ningbo One [Member]
Short-term borrowings:
Annual Interest Rate		4.80%	4.80%
Maturity (Months)		November, 2023
Short-term borrowings				10,000,000
Bank of Ningbo Two [Member]
Short-term borrowings:
Annual Interest Rate		4.80%	4.80%
Maturity (Months)		December, 2023
Short-term borrowings				14,000,000
Guolong Juntu Financial Leasing Co., Ltd [Member]
Short-term borrowings:
Annual Interest Rate		4.30%	4.30%
Maturity (Months)		January,2024
Short-term borrowings		¥ 30,000,000
Guolong Juntu Financial Leasing Co., Ltd One [Member]
Short-term borrowings:
Annual Interest Rate		4.10%	4.10%
Maturity (Months)		May,2024
Short-term borrowings		¥ 20,000,000
Haier Financial Leasing Co. LTD [Member]
Long-term loans and borrowings, current:
Annual Interest Rate	[1]	7.16%	7.16%
Maturity (Months)	[1]	April,2024
Long-term loans and borrowings, current	[1]	¥ 1,250,000		2,500,000
Haier Financial Leasing Co. LTD One [Member]
Long-term loans and borrowings, non-current:
Annual Interest Rate	[1]	7.16%	7.16%
Maturity (Months)	[1]	April,2024
Long-term loans and borrowings, non-current	[1]			¥ 1,250,000

[1]	During the year ended December 31, 2022, the Group sold certain equipment to Haier Financial Leasing Co. LTD (the “purchaser-lessor”) and simultaneously entered into contracts to lease back these assets from the purchaser-lessor for two years. Pursuant to the terms of the contracts, the Group is required to pay lease payments to the purchaser-lessor quarterly over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the Group does not transfer the control of the asset to the purchaser-lessor. Therefore, the lease transaction did not qualify as sale-leaseback transaction. Accordingly, the Group identified the transaction as financing arrangement and recorded as borrowings.